Leases - Summary of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Malta [Member]
2024	$ 267
2025	0
2026	0
2027	0
Thereafter	0
Less:Imputed Intrest	(3)
Total	264
Seattle Lease [Member]
2024	1,732
2025	0
2026	0
2027	0
Thereafter	0
Less:Imputed Intrest	(130)
Total	1,602
Seoul Lease [Member]
2024	1,445
2025	1,501
2026	1,534
2027	1,541
Thereafter	971
Less:Imputed Intrest	(1,281)
Total	$ 5,711